Taxes (Tables)	6 Months Ended
Apr. 30, 2026
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the Group’s income tax provision are as follows:
	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Current	$-	$1,280
Deferred	-	-
Total	$-	$1,280

Schedule of Deferred Tax Assets	The following table summarizes the Group’s deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	April 30, 2026	October 31, 2025
Deferred tax liability:
Depreciation for tangible assets	$-	$-
Total	$-	$-

Schedule of Group’s Loss Before Income Taxes

The Group’s loss before income taxes consisted of:

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Non-Singapore	$(5,804,776)	$(14,394,078)
Singapore	2,282,683	1,989,574
Total	$(3,522,093)	$(12,404,504)

Schedule of Group’s Effective Tax Rate

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the six months ended April 30, 2026 and 2025.

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Singapore Statutory income tax rate	17.0%	17.0%
Differential of local statutory tax rate	(28.0)%	(19.7)%
Effect of preferential tax rate	12.5%	2.9%
Non-deductible items and others *	(1.5)%	(0.2)%
Effective tax rate	-%	-%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	April 30, 2026	October 31, 2025

Income tax payable	$9,075	$9,213
Total taxes payable	$9,075	$9,213